Average Annual Total Returns	Eaton Vance Arizona Municipal Income Fund Average Annual Return, Caption	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index One Year	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Five Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Ten Years	Eaton Vance Arizona Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Arizona Municipal Income Fund Class A One Year	Eaton Vance Arizona Municipal Income Fund Class A Five Years	Eaton Vance Arizona Municipal Income Fund Class A Ten Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Arizona Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Arizona Municipal Income Fund Class C One Year	Eaton Vance Arizona Municipal Income Fund Class C Five Years	Eaton Vance Arizona Municipal Income Fund Class C Ten Years	Eaton Vance Arizona Municipal Income Fund Class I One Year	Eaton Vance Arizona Municipal Income Fund Class I Five Years	Eaton Vance Arizona Municipal Income Fund Class I Ten Years	Eaton Vance Connecticut Municipal Income Fund Average Annual Return, Caption	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index One Year	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Five Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Ten Years	Eaton Vance Connecticut Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Connecticut Municipal Income Fund Class A One Year	Eaton Vance Connecticut Municipal Income Fund Class A Five Years	Eaton Vance Connecticut Municipal Income Fund Class A Ten Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Connecticut Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Connecticut Municipal Income Fund Class C One Year	Eaton Vance Connecticut Municipal Income Fund Class C Five Years	Eaton Vance Connecticut Municipal Income Fund Class C Ten Years	Eaton Vance Connecticut Municipal Income Fund Class I One Year	Eaton Vance Connecticut Municipal Income Fund Class I Five Years	Eaton Vance Connecticut Municipal Income Fund Class I Ten Years	Eaton Vance Minnesota Municipal Income Fund Average Annual Return, Caption	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index One Year	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Five Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Ten Years	Eaton Vance Minnesota Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Minnesota Municipal Income Fund Class A One Year	Eaton Vance Minnesota Municipal Income Fund Class A Five Years	Eaton Vance Minnesota Municipal Income Fund Class A Ten Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Minnesota Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Minnesota Municipal Income Fund Class C One Year	Eaton Vance Minnesota Municipal Income Fund Class C Five Years	Eaton Vance Minnesota Municipal Income Fund Class C Ten Years	Eaton Vance Minnesota Municipal Income Fund Class I One Year	Eaton Vance Minnesota Municipal Income Fund Class I Five Years	Eaton Vance Minnesota Municipal Income Fund Class I Ten Years	Eaton Vance Municipal Opportunities Fund Average Annual Return, Caption	Eaton Vance Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Life of Fund	Eaton Vance Municipal Opportunities Fund Class A One Year	Eaton Vance Municipal Opportunities Fund Class A Five Years	Eaton Vance Municipal Opportunities Fund Class A Life of Fund	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions Life of Fund	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Life of Fund	Eaton Vance Municipal Opportunities Fund Class C One Year	Eaton Vance Municipal Opportunities Fund Class C Five Years	Eaton Vance Municipal Opportunities Fund Class C Life of Fund	Eaton Vance Municipal Opportunities Fund Class I One Year	Eaton Vance Municipal Opportunities Fund Class I Five Years	Eaton Vance Municipal Opportunities Fund Class I Life of Fund	Eaton Vance New Jersey Municipal Income Fund Average Annual Return, Caption	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index One Year	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Five Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Ten Years	Eaton Vance New Jersey Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance New Jersey Municipal Income Fund Class A One Year	Eaton Vance New Jersey Municipal Income Fund Class A Five Years	Eaton Vance New Jersey Municipal Income Fund Class A Ten Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance New Jersey Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance New Jersey Municipal Income Fund Class C One Year	Eaton Vance New Jersey Municipal Income Fund Class C Five Years	Eaton Vance New Jersey Municipal Income Fund Class C Ten Years	Eaton Vance New Jersey Municipal Income Fund Class I One Year	Eaton Vance New Jersey Municipal Income Fund Class I Five Years	Eaton Vance New Jersey Municipal Income Fund Class I Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Average Annual Return, Caption	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index One Year	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Five Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Bloomberg Barclays 20 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Eaton Vance Pennsylvania Municipal Income Fund Class A One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class C One Year	Eaton Vance Pennsylvania Municipal Income Fund Class C Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class C Ten Years	Eaton Vance Pennsylvania Municipal Income Fund Class I One Year	Eaton Vance Pennsylvania Municipal Income Fund Class I Five Years	Eaton Vance Pennsylvania Municipal Income Fund Class I Ten Years
Total	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	4.34%	(reflects no deduction for fees, expenses or taxes)	7.08%	3.33%	4.29%	(reflects no deduction for fees, expenses or taxes)	1.28%	2.05%	3.51%	1.28%	2.05%	3.50%	1.81%	2.23%	3.50%	4.47%	2.28%	3.24%	6.56%	3.26%	4.22%	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	4.34%	(reflects no deduction for fees, expenses or taxes)	7.84%	3.10%	3.48%	(reflects no deduction for fees, expenses or taxes)	0.74%	1.86%	3.18%	0.72%	1.86%	3.17%	1.57%	2.09%	3.23%	4.13%	2.11%	2.92%	6.02%	3.06%	3.89%	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	4.34%	(reflects no deduction for fees, expenses or taxes)	6.67%	3.03%	3.79%	(reflects no deduction for fees, expenses or taxes)	1.39%	1.73%	3.13%	1.39%	1.72%	3.12%	1.72%	1.89%	3.12%	4.65%	1.96%	2.87%	6.64%	2.93%	3.82%	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	(reflects no deduction for fees, expenses or taxes)	4.30%	1.52%	2.54%	4.43%	1.43%	2.39%	4.20%	1.68%	2.29%	3.86%	4.69%	2.76%	4.50%	6.74%	3.79%	5.30%	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	4.34%	(reflects no deduction for fees, expenses or taxes)	9.18%	4.37%	4.75%	(reflects no deduction for fees, expenses or taxes)	3.00%	2.74%	3.83%	2.95%	2.70%	3.80%	2.89%	2.80%	3.79%	6.42%	2.99%	3.57%	8.44%	3.98%	4.56%	Average Annual Total Return as of December 31, 2019	7.54%	3.53%	4.34%	(reflects no deduction for fees, expenses or taxes)	8.24%	3.86%	4.55%	(reflects no deduction for fees, expenses or taxes)	0.79%	1.86%	3.00%	0.79%	1.85%	3.00%	1.84%	2.19%	3.17%	3.94%	2.07%	2.73%	6.01%	3.04%	3.71%